Employee Benefit Plans - Omnibus Incentive Plan (Details) - The Omnibus Plan - shares						12 Months Ended
	Jun. 15, 2016	May 22, 2013	May 25, 2011	May 29, 2008	Oct. 23, 2006	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)										8,000,000
Number of additional shares authorized (in shares)	10,000,000	6,000,000	6,000,000	11,000,000	16,000,000
Options outstanding (in shares)						8,529,427	7,481,683	9,300,509.000000	9,393,211
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Expiration period						7 years
FNF Group Common Stock | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, nonvested (in shares)						1,839,061	1,471,673	1,391,874	1,770,781